Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ (4,649)	$ (4,092)
Total realized and unrealized gains (losses) included in income	(534)	(105)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(744)	(712)
Movements Sales/Settlements	910	700
Transfer Into Level 3	(7)
Transfers Out of Level 3	0	0
Fair value ending balance	(5,024)	(4,209)
Change in Unrealized gain (losses) on instruments still held	(362)	(45)
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(819)	(1,026)
Total realized and unrealized gains (losses) included in income	(420)	(147)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(13)	(31)
Movements Sales/Settlements	86	75
Transfer Into Level 3	7	1
Transfers Out of Level 3	0	0
Fair value ending balance	(1,159)	(1,128)
Change in Unrealized gain (losses) on instruments still held	10	(145)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(96)	(83)
Total realized and unrealized gains (losses) included in income	(1)	(10)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/Settlements	1	8
Transfers Out of Level 3	0	0
Fair value ending balance	(96)	(85)
Change in Unrealized gain (losses) on instruments still held	1	(5)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2	(1)
Total realized and unrealized gains (losses) included in income	2	(1)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/Settlements	1	1
Transfer Into Level 3		1
Transfers Out of Level 3	0	0
Fair value ending balance	5
Change in Unrealized gain (losses) on instruments still held	4
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(707)	(925)
Total realized and unrealized gains (losses) included in income	(439)	(133)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(13)	(31)
Movements Sales/Settlements	80	65
Transfer Into Level 3	7
Transfers Out of Level 3	0	0
Fair value ending balance	(1,072)	(1,024)
Change in Unrealized gain (losses) on instruments still held	(2)	(134)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(18)	(17)
Total realized and unrealized gains (losses) included in income	18	(3)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/Settlements	4	1
Transfers Out of Level 3	0	0
Fair value ending balance	4	(19)
Change in Unrealized gain (losses) on instruments still held	7	(6)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(24)	(21)
Total realized and unrealized gains (losses) included in income	4	7
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(45)	(39)
Movements Sales/Settlements	34	48
Transfers Out of Level 3	0	0
Fair value ending balance	(31)	(5)
Change in Unrealized gain (losses) on instruments still held	(1)	7
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total realized and unrealized gains (losses) included in OCI	0	0
Transfer Into Level 3	(1)	(3)
Transfers Out of Level 3	0	0
Fair value ending balance	(1)	(3)
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	19	12
Total realized and unrealized gains (losses) included in income	3
Movements Sales/ Settlements	(19)	(2)
Transfer Into Level 3		9
Transfers Out of Level 3	(1)	(2)
Fair value ending balance	2	17
Change in Unrealized gain (losses) on instruments still held	2
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		8
Fair value ending balance		8
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2	3
Movements Sales/ Settlements		(1)
Transfers Out of Level 3	(1)	(2)
Fair value ending balance	1
Change in Unrealized gain (losses) on instruments still held	1
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1	1
Total realized and unrealized gains (losses) included in income	1
Movements Sales/ Settlements	(1)	(1)
Transfer Into Level 3		9
Fair value ending balance	1	9
Change in Unrealized gain (losses) on instruments still held	1
Trading loans, securities, and other [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	16
Total realized and unrealized gains (losses) included in income	2
Movements Sales/ Settlements	(18)
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	574	498
Total realized and unrealized gains (losses) included in income		8
Movements purchases/Issuances	31	25
Movements Sales/ Settlements	(6)	(26)
Transfers Out of Level 3	(1)
Fair value ending balance	598	505
Change in Unrealized gain (losses) on instruments still held	(3)	3
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	571	493
Total realized and unrealized gains (losses) included in income		8
Movements purchases/Issuances	31	25
Movements Sales/ Settlements	(6)	(26)
Transfers Out of Level 3	(1)
Fair value ending balance	595	500
Change in Unrealized gain (losses) on instruments still held	(3)	3
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	3	5
Fair value ending balance	3	5
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,599	1,575
Total realized and unrealized gains (losses) included in OCI	9	1
Movements purchases/Issuances	20	9
Movements Sales/ Settlements	(70)	2
Fair value ending balance	1,558	1,587
Change in Unrealized gain (losses) on instruments still held	9	2
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	20	24
Total realized and unrealized gains (losses) included in OCI	3
Fair value ending balance	23	24
Change in Unrealized gain (losses) on instruments still held	3
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,553	1,507
Movements purchases/Issuances	20	9
Movements Sales/ Settlements	(70)	2
Fair value ending balance	1,503	1,518
Change in Unrealized gain (losses) on instruments still held		1
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	26	44
Total realized and unrealized gains (losses) included in OCI	6	1
Fair value ending balance	32	45
Change in Unrealized gain (losses) on instruments still held	$ 6	$ 1